SCHEDULE OF INCOME TAX RETURNS SUBJECT TO EXAMINATION (Details)	12 Months Ended
Mar. 31, 2024
UNITED STATES | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Open Tax Year	2018
UNITED STATES | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Open Tax Year	2023
KOREA, REPUBLIC OF
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Open Tax Year	2023